Accrued Liabilities	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Accrued Liabilities	10 – ACCRUED LIABILITIES
	March 31, 2017	March 31, 2016
	$	$

Employee related accruals	11,931	41,518
Trade	7,194	-
	19,125	41,518